Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Statement of Financial Position [Abstract]
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 6,709,467	¥ 7,512,025
Trading account assets measured at fair value under fair value option	20,964,024	18,597,303
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	4,490,360	6,981,664
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	56,411	160,828
Held-to-maturity debt securities, Fair value	4,177,894	4,452,947
Equity securities pledged that secured parties are permitted to sell or repledge	616	1,364
Equity securities measured at fair value	4,850,376	6,413,867
Loans, net of unearned income, unamortized premiums and deferred loan fees, pledged that secured parties are permitted to sell or repledge	648,437	802,185
Due to trust account and other short-term borrowings measured at fair value under fair value option	377,133	289,755
Long-term debt measured at fair value under fair value option	¥ 304,067	¥ 325,808
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	13,581,995,120	13,667,770,520
Common stock, stated value
Treasury stock, shares	741,772,308	745,921,774